Acquisitions - Additional Information (Details)		3 Months Ended		12 Months Ended
	Sep. 01, 2024 USD ($) shares	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2024 USD ($) Acquisitions	Dec. 31, 2023 USD ($) Acquisitions
Business Acquisition [Line Items]
Shares issued for payment of acquisition				$ 31,081,000
Gateway Pediatric Therapy LLC
Business Acquisition [Line Items]
Redeemed noncontrolling interest percentage			30.00%
Harvest Grove LTC, LLC
Business Acquisition [Line Items]
Redeemed noncontrolling interest percentage		45.00%
Pharmacy Solutions
Business Acquisition [Line Items]
Consideration transferred to asset acquired				27,000,000
Provider Services
Business Acquisition [Line Items]
Consideration transferred to asset acquired				19,200,000
Haven Hospice, Inc.
Business Acquisition [Line Items]
Consideration transferred to asset acquired	$ 64,750,000
Cash payment	15,000,000
Business combination seller note payable	$ 15,000,000
Shares issued for payment of acquisition, shares | shares	2,471,251
Shares issued for payment of acquisition	$ 30,000,000
Share value calculated	$ 30,000,000
Sellers restriction trading lock up period	180 days
Proforma revenue				19,800,000
Proforma operating income				$ 1,000,000
Haven Hospice, Inc. | Indefinite-lived Licenses
Business Acquisition [Line Items]
Estimated intangible assets	$ 14,800,000
Haven Hospice, Inc. | Trade Names
Business Acquisition [Line Items]
Estimated intangible assets	$ 5,100,000
Definite-lived intangible assets estimated weighted average useful life	10 years
2023 Acquisitions
Business Acquisition [Line Items]
Consideration transferred to asset acquired					$ 73,077,000
Definite-lived intangible assets estimated weighted average useful life				11 years 2 months 12 days
Cash acquired from acquisition					0
Proforma revenue				$ 119,300,000	55,100,000
Proforma operating income				5,700,000	4,500,000
Transaction costs					2,500,000
2023 Acquisitions | Customer Relationships
Business Acquisition [Line Items]
Estimated intangible assets					14,000,000
2023 Acquisitions | Trade Names
Business Acquisition [Line Items]
Estimated intangible assets					3,900,000
2023 Acquisitions | Covenants Not to Compete
Business Acquisition [Line Items]
Estimated intangible assets					1,100,000
2023 Acquisitions | Licenses
Business Acquisition [Line Items]
Estimated intangible assets					18,900,000
2023 Acquisitions | Pharmacy Solutions
Business Acquisition [Line Items]
Consideration transferred to asset acquired					$ 29,800,000
2023 Acquisitions | Pharmacy Solutions and Provider Services
Business Acquisition [Line Items]
Number of businesses acquired | Acquisitions					5
2023 Acquisitions | Provider Services
Business Acquisition [Line Items]
Consideration transferred to asset acquired					$ 43,300,000
2024 Acquisitions
Business Acquisition [Line Items]
Consideration transferred to asset acquired				$ 110,900,000
2024 Acquisitions | Pharmacy Solutions and Provider Services
Business Acquisition [Line Items]
Number of businesses acquired | Acquisitions				8
Pharmacy Solutions and Provider Services Segments
Business Acquisition [Line Items]
Consideration transferred to asset acquired				$ 46,180,000
Definite-lived intangible assets estimated weighted average useful life				14 years 10 months 24 days
Proforma revenue				$ 59,900,000
Proforma operating income				5,000,000
Estimated goodwill deductible for tax				12,300,000
Transaction costs				3,400,000
Pharmacy Solutions and Provider Services Segments | Indefinite-lived Licenses
Business Acquisition [Line Items]
Estimated intangible assets				2,100,000
Pharmacy Solutions and Provider Services Segments | Definite-lived Licenses
Business Acquisition [Line Items]
Estimated intangible assets				5,700,000
Pharmacy Solutions and Provider Services Segments | Customer Relationships
Business Acquisition [Line Items]
Estimated intangible assets				22,300,000
Pharmacy Solutions and Provider Services Segments | Trade Names
Business Acquisition [Line Items]
Estimated intangible assets				500,000
Pharmacy Solutions and Provider Services Segments | Covenants Not to Compete
Business Acquisition [Line Items]
Estimated intangible assets				$ 600,000